Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Goodwill [Line Items]
Asset Impairment Charges	¥ 63,460
Goodwill carrying amount		¥ 0	¥ 0